Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Subsequent Events

12. Subsequent Events

The Company retained rights to emricasan, an orally active pan-caspase inhibitor, which was an asset previously developed by Conatus (see Note 6). The Company has been evaluating alternatives to create opportunities for increasing shareholder value from this asset. On October 26, 2020, the Company entered into a Collaborative Development and Commercialization Agreement (the “Collaboration Agreement”) with Amerimmune LLC (“Amerimmune”), pursuant to which the Company agreed to jointly develop emricasan for the potential treatment of COVID-19. The Company filed and received approval for an Investigational New Drug (“IND”) from the United States Food and Drug Administration (“FDA”) to initiate a Phase 1 study of emricasan in mild Covid-19 patients to assess safety and tolerability. Until such time as a strategic partner assumes responsibility, the Company, in collaboration with Amerimmune, shall be responsible for and shall control all regulatory interactions relating to emricasan. Under the Collaboration Agreement, Amerimmune, at its expense and in collaboration with the Company, shall use commercially reasonable efforts to lead the development activities for emricasan. Amerimmune shall be responsible for conducting clinical trials and the Company shall provide reasonable quantities of emricasan for such purpose. The Company believes its current supply of emricasan is sufficient to support clinical trials through Phase 2. The parties shall establish a joint development committee to oversee the development of emricasan and a joint partnering committee to oversee commercialization activities for emricasan. Each party shall retain ownership of their legacy intellectual property and responsibility for ongoing patent application prosecution and maintenance costs. In addition, the Company granted Amerimmune an exclusive option, subject to certain terms and conditions, to an exclusive license to develop and commercialize emricasan throughout the world during the term. After exercise of the option, Amerimmune, alone or in conjunction with one or more strategic partners, will use its commercially reasonable efforts to develop, manufacture and commercialize emricasan and the Company and Amerimmune shall equally share the profits.

Events subsequent to the original issuance of the condensed consolidated financial statements (unaudited)

November 2020 Registered Direct Offering

In November 2020, we entered into a securities purchase agreement with several institutional and accredited investors for the sale by us of 2,522,784 shares of our common stock at a purchase price of $1.78375 per share, in a registered direct offering, with H.C. Wainwright & Co., LLC acting as placement agent. Concurrently with the sale of the shares, we also sold unregistered warrants to purchase up to an aggregate of 1,892,088 shares of common stock. The gross proceeds from this offering were $4.5 million.

21. Subsequent Events

The Company has evaluated subsequent events through March 11, 2020, the date these consolidated financial statements were available to be issued.

Proposed Merger with Conatus

In January 2020, the Company entered into the Merger Agreement with Conatus Pharmaceuticals, Inc. and Merger Sub. Pursuant to the Merger Agreement, Merger Sub will be merged with and into Histogen, with Histogen continuing as a wholly-owned subsidiary of Conatus and the surviving corporation of the merger. See Note 1 – Organization and Nature of Operations for further information.

Allergan Amendment

On January 17, 2020, the Company and Allergan amended the Allergan Agreements, further clarifying the fields of use, the product definition and rights to certain improvements, as well as the Company agreeing to supply additional CCM in 2020 and provide further technical assistance to Allergan (the cost of which shall be reimbursed to Histogen), for a one-time payment of $1.0 million to Histogen.

Office Lease

In January 2020, the Company entered into a long-term lease agreement with San Diego Sycamore, LLC for office and laboratory space. The new lease commenced on March 1, 2020 and expires on August 31, 2031, with no options to renew or extend. Base rent is equal to $59,775 per month at commencement and increases at a fixed rate over the term of the lease. In addition to monthly base rent, the Company is obligated to pay certain customary amounts for its share of operating expenses and utilities. The lease agreement includes six months of rent abatement and a tenant improvement allowance for renovations.

U.S. Department of Defense Grant Award

In February 2020, the Company received a grant award recommendation from the U.S. Department of Defense (“DoD”) to fund the development of one of its novel clinical assets. As part of the award process, the Company is required to submit additional documentation, including a proposed budget, prior to receiving funding. The Company is in the process of negotiating the specific terms of the award and completing the additional documentation required for submission to the DoD.

Predecessor Company [Member]
Subsequent Events
14.	Subsequent Events

On January 28, 2020, Conatus, Merger Sub, and Histogen, entered into a Merger Agreement, pursuant to which, among other matters, and subject to the satisfaction or waiver of the conditions set forth in the Merger Agreement, Merger Sub will merge with and into Histogen, with Histogen continuing as Conatus’ wholly owned subsidiary and the surviving corporation of the merger.

Consummation of the merger is subject to certain closing conditions, including, among other things, approval by Conatus’ and Histogen’s stockholders. Should the Merger Agreement be terminated prior to consummation, the Merger Agreement contains certain termination rights for both Conatus and Histogen, and further provides that, upon termination of the Merger Agreement under specified circumstances, either party may be required to pay the other party a termination fee of $500,000, and in some circumstances reimburse the other party’s expenses up to a maximum of $350,000.